Summary of Significant Accounting Policies (Additional Information) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Number	Dec. 31, 2021 USD ($) Number	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Revenue recognized	$ 2,200	$ 800	$ 4,600	$ 2,200
Long term performance obligations for contractually committed revenues	2,100		2,100		$ 1,800
Restricted cash					800	$ 900
Accounts receivable net of allowance for doubtful accounts					10	200
Impairment charges					0	0
Revenue					2,000	1,900
Advertising costs					0	0
Accumulated deficit	(416,932)		(416,932)		$ (351,839)	$ (277,477)
Number of individual customer accounted | Number					0	0
Percentage of Company Revenues					10.00%
Deferred revenue revenue recognized					$ 3,900	$ 2,400
Other long-term debt					1,800
Operating lease right-of-use asset					800
Finance lease, right-of-use asset, after accumulated amortization					800
AYCF memberships
Accounting Policies [Line Items]
Revenue					2,300	2,900
Charter Flights
Accounting Policies [Line Items]
Revenue					6,100	15,700
Scheduled Flights
Accounting Policies [Line Items]
Revenue					300	200
Fair Value, Recurring
Accounting Policies [Line Items]
Other long-term debt					0	0
Southern Airways Corporation
Accounting Policies [Line Items]
Deferred revenue	7,570	6,719	7,570	6,719	6,260	4,513	$ 7,251	$ 5,534		$ 2,621
Revenue recognized	(10,243)	(11,274)	(20,933)	(20,038)	(44,236)	(29,020)
Accounts receivable net of allowance for doubtful accounts					0	0
Advertising costs					582	714
Cash equivalents					$ 0	0
Percentage of borrowing limit of eligible accounts receivable					90.00%
Accounts receivable maximum unsettled amount					$ 2
Assets, fair value disclosure					$ 0	0
Threshold percentage of uncertian tax position recognized on settlement with tax authority					50.00%
Impairment, long- lived asset, held-for-use					$ 0	0
Accumulated deficit	(14,483)	$ (8,444)	(14,483)	$ (8,444)	(10,579)	$ (6,108)
Finance lease, right-of-use asset, after accumulated amortization	$ 1,301		$ 1,301		1,546				$ 2,000
Southern Airways Corporation | Essential Air Services and Per-Flight Subsidy Revenue from CNMI
Accounting Policies [Line Items]
Deferred revenue					$ 6,500
Revenue, performance obligation, description of timing					2-4 years
Southern Airways Corporation | US DOT | Customer Concentration Risk | Accounts Receivable
Accounting Policies [Line Items]
Concentration risk, percentage			86.00%		75.00%	70.00%
Southern Airways Corporation | Minimum | Trade name
Accounting Policies [Line Items]
Useful life of finite-lived intangible assets					1 year
Southern Airways Corporation | Maximum | Trade name
Accounting Policies [Line Items]
Useful life of finite-lived intangible assets					4 years
Southern Airways Corporation | American Rescue Plan Act Fund
Accounting Policies [Line Items]
Government assistance, amount					$ 1,500
Southern Airways Corporation | Error Corrections
Accounting Policies [Line Items]
Accumulated deficit						$ 494